Investment Strategy - Kingsbarn Tactical Bond ETF	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing in a combination of exchange-traded funds (“ETFs”) focusing on fixed-income investments (“Underlying Bond Funds”) and futures contracts on 10-year U.S. Treasury notes (“10-Year Treasury Futures”). The Adviser will attempt to construct a diversified fixed income portfolio that will generally track the credit and duration risk of the Bloomberg Aggregate Bond Index. The Fund’s portfolio is selected by identifying Underlying Bond Funds focused on a range of fixed-income instruments that provide exposure to various credit qualities and issuers to enable the Fund to navigate a variety of market conditions. The Fund may hold one or more Underlying Bond Funds. The Advisor may tactically shift investment fixed income allocations in contrast to the Fund’s underlying Benchmark Index depending on the Adviser’s assessment of market conditions and the suitability of investment opportunities. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other fixed-income securities through its investments in the Underlying Bond Funds.

The Adviser tactically manages the duration exposure of the Fund’s bond portfolio to generate excess returns. The management of the portfolio’s duration exposure is driven by a directional, short-term interest rate forecast by the Adviser which then drives the Adviser’s decisions to purchase or sell the 10-Year Treasury Futures for the Fund’s portfolio. As the Adviser’s interest rate outlook changes, the portfolio’s average duration is adjusted through the use of efficient and liquid 10-Year Treasury Futures to coincide with the Adviser’s directional interest rate forecast. When the Adviser expects interest rates to fall, the average duration of the portfolio will be lengthened in order to get the maximum benefit from that expected interest rate change. On the other hand, if the Adviser’s expects interest rates to rise, the portfolio’s average duration will be shortened to minimize the negative effect on the Underlying Bond Fund values. The forecasting process is systematic and utilizes multiple market based, economic and technical factors.

The Fund may invest in Underlying Bond Funds that that provide exposure to U.S. and international fixed-income securities, including emerging markets securities, of any maturity or duration. The Underlying Bond Funds may hold fixed-income securities of any credit quality, including below investment grade or “junk” bonds. The Fund may also invest in Underlying Bond Funds that, without limitation, purchase fixed-income securities in any sector and issued by companies, municipalities or government bodies of any size. The fixed-income securities in which the Underlying Bond Funds invest include corporate debt obligations, obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, municipal debt obligations, bank obligations, mortgage-related securities (including those that are issued on a when-issued or delayed delivery basis) and asset-backed securities, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars or in currencies other than the U.S. dollar, and obligations of supranational organizations. The Underlying Bond Funds may be index funds which means they seek to track the investment results of a particular index (a “target index”).

The Underlying Bond Funds may also purchase derivative instruments or engage in transactions in derivative transactions, including swaps, futures contracts and options on futures contracts. The Underlying Bond Funds will generally use the forgoing instruments to hedge against interest rate and/or credit risks. The Underlying Bond Funds may use forward foreign currency exchange contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Underlying Bond Funds may also lend their portfolio securities to generate additional income.

The Adviser may add new Underlying Bond Funds or replace or eliminate existing Underlying Bond Funds without notice or shareholder approval. The Fund may hold cash or invest in short-term paper and other short-term investments (instead of allocating investments to an Underlying Bond Fund) as deemed appropriate by the Adviser.

The Fund intends to operate as a “diversified” fund under both the rules and regulations of the 1940 Act and Sub-Chapter M of the Internal Revenue Code.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other fixed-income securities through its investments in the Underlying Bond Funds.